Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Detail Information of Subsidiaries
The detail information of the subsidiaries at the end of reporting period was as follows:

				Percentage of Ownership
Name of Investor	Name of Investee	Main Businesses and Products	Establishment and Operating Location	December 31, 2019	December 31, 2020	Note
TSMC	TSMC North America	Selling and marketing of integrated circuits and other semiconductor devices	San Jose, California, U.S.A.	100%	100%	—
	TSMC Europe B.V. (TSMC Europe)	Customer service and supporting activities	Amsterdam, the Netherlands	100%	100%	a)
	TSMC Japan Limited (TSMC Japan)	Customer service and supporting activities	Yokohama, Japan	100%	100%	a)
	TSMC Design Technology Japan, Inc. (TSMC JDC)	Engineering support activities	Yokohama, Japan	—	100%	a), b)
	TSMC Korea Limited (TSMC Korea)	Customer service and supporting activities	Seoul, Korea	100%	100%	a)
TSMC	TSMC Partners, Ltd. (TSMC Partners)	Investing in companies involved in the design, manufacture, and other related business in the semiconductor industry and other investment activities	Tortola, British Virgin Islands	100%	100%	a)
	TSMC Global, Ltd. (TSMC Global)	Investment activities	Tortola, British Virgin Islands	100%	100%	—
	TSMC China Company Limited (TSMC China)	Manufacturing, selling, testing and computer-aided design of integrated circuits and other semiconductor devices	Shanghai, China	100%	100%	—
	TSMC Nanjing Company Limited (TSMC Nanjing)	Manufacturing, selling, testing and computer-aided design of integrated circuits and other semiconductor devices	Nanjing, China	100%	100%	d)
	VisEra Technologies Company Ltd. (VisEra Tech)	Engaged in manufacturing electronic spare parts and in researching, developing, designing, manufacturing, selling, packaging and testing of color filter	Hsin-Chu, Taiwan	87%	87%	—
	TSMC Arizona Corporation (TSMC Arizona)	Manufacturing, selling and testing of integrated circuits and other semiconductor devices	Phoenix, Arizona, U.S.A.	—	100%	a), c)
	VentureTech Alliance Fund II, L.P. (VTAF II)	Investing in new start-up technology companies	Cayman Islands	98%	98%	a)
	VentureTech Alliance Fund III, L.P. (VTAF III)	Investing in new start-up technology companies	Cayman Islands	98%	98%	a)
TSMC Partners	TSMC Development, Inc. (TSMC Development)	Investing in companies involved in the manufacturing related business in the semiconductor industry	Delaware, U.S.A.	100%	100%	—
	TSMC Technology, Inc. (TSMC Technology)	Engineering support activities	Delaware, U.S.A.	100%	100%	a)
	TSMC Design Technology Canada Inc. (TSMC Canada)	Engineering support activities	Ontario, Canada	100%	100%	a)
	InveStar Semiconductor Development Fund, Inc. (ISDF)	Investing in new start-up technology companies	Cayman Islands	97%	—	a) , e)
	InveStar Semiconductor Development Fund, Inc. (II) LDC. (ISDF II)	Investing in new start-up technology companies	Cayman Islands	97%	—	a) , e)
TSMC Development	WaferTech, LLC (WaferTech)	Manufacturing, selling and testing of integrated circuits and other semiconductor devices	Washington, U.S.A.	100%	100%	—
VTAF III	Growth Fund Limited (Growth Fund)	Investing in new start-up technology companies	Cayman Islands	100%	100%	a)

Note a:	This is an immaterial subsidiary for which the consolidated financial statements are not audited by the Company’s independent auditors.

Note b:	TSMC JDC has been established in January 2020.

Note c:
TSMC Arizona has been established in November 2020. Under the terms of the development agreement entered into between TSMC Arizona and the City of Phoenix in March 2021, the City of Phoenix commits approximately US$205 million toward various public infrastructure projects in the area of the proposed manufacturing facility, conditioned on TSMC Arizona’s achieving a minimum project scale with defined spending and job
-
creation thresholds.

Note d:
Under the investment agreement entered into with the municipal government of Nanjing, China, the Company will make an investment in Nanjing in the amount of approximately US$3 billion to establish a subsidiary operating a 300mm wafer fab with the capacity of 20,000
12-inch
wafers per month, and a design service center. The aforementioned 300mm wafer fab has reached the capacity of 20,000
12-inch
wafers per month.

Note e:	ISDF and ISDF II have completed the liquidation procedures in November 2020.